TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

14.     TRADE AND OTHER RECEIVABLES

	December 31,	December 31,
	2021	2020
Trade receivables from third parties	233	151
Other receivables from third parties	183	9
Allowance for expected credit losses	(8)	(6)
Total trade and other receivables	408	154

Other receivables mainly represent consideration receivable from a depositary (Note 20).

Trade and other receivables are non-interest bearing and are generally on terms of 20 to 30 days.

Set out below is the movement in the allowance for expected credit losses of accounts receivable:

	2021	2020
Balance at the beginning of the year	(6)	(6)
Allowance for expected credit losses	(2)	—
Balance at the end of the year	(8)	(6)

Information about the Group’s exposure to credit and market risks is presented in Note 22.